Intangible Assets and Goodwill Finite Lived Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	$ 583,847		$ 583,847		$ 55,756
Accumulated Amortization	(41,752)		(41,752)		(21,817)
Net	542,095		542,095		33,939	$ 16,876
Amortization expense	16,372	$ 2,125	$ 19,632	$ 4,223	$ 9,505	6,314	$ 4,367
Developed Technology Rights [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Weighted-Average Remaining Amortization Period			7 years 9 months 26 days
Gross Carrying Amount	407,680		$ 407,680
Accumulated Amortization	(9,484)		(9,484)
Net	398,196		$ 398,196
Internally developed software
Finite-Lived Intangible Assets, Net [Abstract]
Weighted-Average Remaining Amortization Period			2 years 4 months 13 days		2 years 4 months 6 days
Gross Carrying Amount	55,109		$ 55,109		$ 43,753
Accumulated Amortization	(26,419)		(26,419)		(21,188)
Net	28,690		$ 28,690		$ 22,565	16,365
Licensing Agreements [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Weighted-Average Remaining Amortization Period			4 years 7 months 13 days		4 years 10 months 10 days
Gross Carrying Amount	19,138		$ 19,138		$ 12,003
Accumulated Amortization	(1,944)		(1,944)		(629)
Net	17,194		$ 17,194		$ 11,374
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Weighted-Average Remaining Amortization Period			2 years 9 months 26 days
Gross Carrying Amount	4,480		$ 4,480
Accumulated Amortization	(278)		(278)
Net	4,202		$ 4,202
User relationships
Finite-Lived Intangible Assets, Net [Abstract]
Weighted-Average Remaining Amortization Period			4 years 9 months 26 days
Gross Carrying Amount	97,440		$ 97,440
Accumulated Amortization	(3,627)		(3,627)
Net	$ 93,813		$ 93,813			$ 315